Financial and Other Non-Current Liabilities - Summary of Debt Recorded on Statement of Financial Position (Detail) - EUR (€)					1 Months Ended				12 Months Ended
	Jun. 30, 2017	Sep. 30, 2015	Jan. 22, 2015	Sep. 30, 2014	Apr. 30, 2018	Oct. 31, 2015	Oct. 31, 2014	Apr. 30, 2013	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Beginning balance									€ 2,479,000	€ 4,150,000		€ 4,627,000
Receipts											[1]		[1]
Repayments									(1,181,000)	(1,800,000)	[1]	(578,000)	[1]
Other transactions									44,000	129,000		101,000
Ending balance									1,298,000	2,479,000		4,150,000
Of which - Non-current portion									721,000	1,278,000		1,825,000
Of which - Current portion									577,000	1,201,000		2,325,000
3rd OSEO contract [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance										64,000		192,000
Receipts										0		0		€ 128,000	€ 256,000	€ 256,000
Repayments										(64,000)		(128,000)
Other transactions												1,000
Ending balance												64,000
4th OSEO contract [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance									624,000	1,700,000		1,684,000
Receipts			€ 864,989		€ 481,162	€ 918,000	€ 903,500	€ 903,500	0	0		0
Repayments									€ (624,000)	(1,136,000)
Other transactions										60,000		16,000
Ending balance										€ 624,000		€ 1,700,000
Stated interest rate									2.05%	2.05%		2.05%					2.05%
BPI advance [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance									€ 1,854,000	€ 2,386,000		€ 2,751,000
Receipts										0		0
Repayments	€ (150,000)								(600,000)	(60,000)		(450,000)
Other transactions									44,000	69,000		84,000
Ending balance									€ 1,298,000	€ 1,854,000		€ 2,386,000
Discount rate									3.20%	3.20%		3.20%
Bottom of range [member] | 3rd OSEO contract [member]
Disclosure of detailed information about borrowings [line items]
Discount rate										0.40%		0.40%
Maturity (in years)										0		0
Bottom of range [member] | 4th OSEO contract [member]
Disclosure of detailed information about borrowings [line items]
Discount rate									1.50%	1.50%		1.50%
Maturity (in years)									7	7		7
Bottom of range [member] | BPI advance [member]
Disclosure of detailed information about borrowings [line items]
Maturity (in years)									2	2		2
Top of range [member] | 3rd OSEO contract [member]
Disclosure of detailed information about borrowings [line items]
Receipts									€ 0	€ 0		€ 0
Repayments		€ (32,000)		€ (64,000)
Discount rate										1.90%		1.90%
Maturity (in years)										3		3
Top of range [member] | 4th OSEO contract [member]
Disclosure of detailed information about borrowings [line items]
Discount rate									1.80%	1.80%		1.80%
Maturity (in years)									9	9		9
Top of range [member] | BPI advance [member]
Disclosure of detailed information about borrowings [line items]
Maturity (in years)									7	7		7

[1]	The financial statements as of December 31, 2019 were prepared using the modified retrospective method of IFRS 16 accounting standard, requiring no restatement of the comparative period.